                          THE EATON VANCE GROWTH TRUST
                            FOR THE GROWTH PORTFOLIO

                                     [LOGO]

                           ANNUAL SHAREHOLDER REPORT
                                AUGUST 31, 1996

                             INVESTMENT ADVISER OF
                                GROWTH PORTFOLIO

                         Boston Management and Research
                               24 Federal Street
                                Boston, MA 02110

                                ADMINISTRATOR OF
                             EV CLASSIC GROWTH FUND
                             Eaton Vance Management
                               24 Federal Street
                                Boston, MA 02110

                             PRINCIPAL UNDERWRITER
                         Eaton Vance Distributors, Inc.
                               24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                   CUSTODIAN
                         Investors Bank & Trust Company
                                89 South Street
                                 P.O. Box 1537
                             Boston, MA 02205-1537

                                 TRANSFER AGENT
                       First Data Investor Services Group
                            Attn: Eaton Vance Funds
                                 P.O. Box 5123
                           Westborough, MA 01581-5123

                            INDEPENDENT ACCOUNTANTS
                            Coopers & Lybrand L.L.P.
                             One Post Office Square
                                Boston, MA 02109

                               GROWTH PORTFOLIO
                           PORTFOLIO OF INVESTMENTS
                               AUGUST 31, 1996
-------------------------------------------------------------------------------
                              COMMON STOCKS - 93.5%
-------------------------------------------------------------------------------
                                                       SHARES         VALUE
-------------------------------------------------------------------------------
BANKS - 1.1%
Banco Latinoamericano                                  30,000      $  1,601,250
  This specialized multinational bank,                             ------------
  based in Panama City, primarily provides short-term, trade related financing to stockholder banks from 22 member countries in Latin America and the Caribbean.

BEVERAGES - 2.2%
PepsiCo, Inc.                                         115,000      $  3,306,250
  Global soft drink producer with                                  ------------
  businesses in snack foods and fast food
  restaurants.

BUSINESS PRODUCTS AND SERVICES - 8.0%
International Business Machines Corp.                  25,000      $  2,859,375
  The world's largest supplier of
  hardware, software and support services
  in the information processing industry.
Reuters Holdings PLC                                   50,000         3,493,750
  Worldwide provider of proprietary
  financial data and information.
Sealed Air Corp.*                                      33,900         1,283,963
  Global manufacturer of a broad line of
  protective and specialty packaging materials
  and systems.
Xerox Corp.                                            75,000         4,115,625
  The dominant producer of high end
  document processing machines.
                                                                   ------------
                                                                   $ 11,752,713
                                                                   ------------
CHEMICALS - 1.4%
Praxair, Inc.                                          50,000      $  2,056,250
  The largest producer of industrial gases                         ------------
  in North and South America.

COMPUTER EQUIPMENT AND SERVICES - 6.8%
Automatic Data Processing, Inc.                        80,000      $  3,330,000
  The leading independent computing and
  payroll processing services firm in the
  U.S.
Electronic Data Systems Corp.                          65,000         3,542,500
  Designs, installs and operates data
  processing and communications systems.
Hewlett Packard Co.                                    70,000         3,062,500
  One of the world's most successful high
  tech companies. Products include
  servers, computers, and workstations for
  home and business.
                                                                   ------------
                                                                   $  9,935,000
                                                                   ------------
CONSUMER PRODUCTS & SERVICES - 3.5%
Corning, Inc.                                          85,000      $  3,166,250
  Manufactures specialty glass. Its
  consumer products division makes Corelle
  dinnerware, Corning Ware cookware, Pyrex
  glassware, Serengeti sunglasses, and
  Steuben crystal.
Hershey Foods Corp.                                    22,200         1,934,175
  The market leader in U.S. candy
  business, produces Hershey Kisses,
  Reese's peanut butter cups and York
  peppermint patties. It also makes
  chocolate related baking products.
                                                                   ------------
                                                                   $  5,100,425
                                                                   ------------
DRUGS & HEALTH CARE SERVICES - 15.9%
American Home Products                                 40,000      $  2,370,000
  Leading manufacturer of prescription
  drugs, medical supplies and diagnostics,
  as well as agricultural herbicides,
  consumer medications and branded food
  products.
Astra AB A Free Shares                                150,000         6,348,915
  Swedish based international
  pharmaceutical firm with drugs for the
  control of ulcers and asthma.
Boston Scientific Corp.*                               80,000         3,670,000
  Medical device manufacturer focusing
  primarily on disposable products in less
  invasive surgery procedures.
Elan Corp. PLC ADR*+                                   95,000         2,980,625
  Develops drug delivery systems designed
  to improve and control the absorption
  and utilization of pharmaceutical
  compounds.
Pfizer, Inc.                                           40,000         2,840,000
  A large international ethical
  pharmaceutical manufacturer with
  important positions in hospital products
  and animal health.
Sofamor Danek Group, Inc.*                            170,000         4,887,500
  The dominant supplier of spinal implant
  devices used in surgical treatment of
  spinal diseases and deformities.
Vencor, Inc.*                                           9,000           282,375
  Managers of acute long-term care
  hospitals.
                                                                   ------------
                                                                   $ 23,379,415
                                                                   ------------
ELECTRONIC INSTRUMENTATION - 1.0%
Millipore Corp.                                        40,000      $  1,530,000
  Products use membrane separations                                ------------
  technology to analyze and purify fluids
  for a variety of high tech industries.

FINANCIAL SERVICES - 9.4%
Advanta Corp.                                          30,000      $  1,335,000
  Originates and services consumer loans,
  primarily through direct marketing of
  Visa and MasterCharge credit cards.
Federal National Mortgage Association                 120,000         3,720,000
  U.S. Government sponsored mortgage
  lender and provider of secondary
  mortgage market.
Franklin Resources, Inc.                               50,000         2,975,000
  Provides investment management and
  related services to a family of equity
  and fixed income mutual funds.
MBNA Corp.                                             75,000         2,278,125
  Dominant issuer of MasterCard/Visa
  credit cards to affinity groups.
MGIC Investment Corp. Wisc.                            55,000         3,485,625
  The leading provider of private mortgage
  insurance coverage to U.S. banks and
  other mortgage suppliers.
                                                                   ------------
                                                                   $ 13,793,750
                                                                   ------------
INSURANCE - 9.6%
Allstate Corp.                                         95,000      $  4,239,375
  Leading underwriter of automotive and
  homeowners insurance as well as a life
  insurance carrier.
American International Group, Inc.                     40,000         3,800,000
  One of the world's leading insurance
  companies, operating in 130 countries.
Mutual Risk Management Ltd.                            80,000         2,520,000
  Provides risk management services to
  clients seeking an alternative to
  traditional commercial insurance,
  particularly for workers' compensation.
Progressive Corp., Inc.                                65,000         3,534,375
  Underwriter of non-standard automobile
  and other specialty personal lines of
  insurance.
                                                                   ------------
                                                                   $ 14,093,750
                                                                   ------------
MACHINERY - 3.3%
Deere & Co.                                           120,000      $  4,770,000
  The largest agricultural equipment                               ------------
  company and also producer of earthmoving and forestry machinery.

METALS & MINING - 5.8%
Freeport McMoRan Copper & Gold, Inc.                  100,000      $  2,812,500
  Operator of third largest copper mine in
  the world with world's largest gold
  reserves.
J & L Specialty Steel, Inc.                           190,000         2,588,750
  Manufactures flat rolled stainless
  steel. The company's products are used
  in a variety of industrial, commercial
  and consumer products including chemcial
  and refining equipment, cargo containers
  and beer kegs.
Potash Corp. of Saskatchewan                           40,000      $  3,040,000
  The global leader of potash production
  and number three in phosphates, two of
  the three components of fertilizer
  nutrients.
                                                                   ------------
                                                                   $  8,441,250
                                                                   ------------
OIL AND GAS - 4.7%
Anadarko Petroleum Corp.                               60,000      $  3,165,000
  Leading independent natural gas and
  crude oil production company.
Triton Energy Ltd.*                                    80,000         3,670,000
  Independent oil and gas producer with
  major developments in Colombia and
  Thailand.
                                                                   ------------
                                                                   $  6,835,000
                                                                   ------------
PHOTOGRAPHY - 2.5%
Eastman Kodak Co.                                      50,000      $  3,625,000
  Largest producer of photographic                                 ------------
  products in the world.

PUBLISHING - 2.3%
McGraw Hill, Inc.                                      70,000      $  2,870,000
  Supplies informational products and
  services for businesses, education and
  industry through a broad range of media.
Providence Journal Co. Class A*                        26,000           503,750
  Owns television stations and publishes
  newspapers.
                                                                   ------------
                                                                   $  3,373,750
                                                                   ------------
RETAILING - 8.2%
Circuit City Stores, Inc.                             100,000      $  3,150,000
  The nation's largest retailer of major
  appliances and brand name consumer
  electronics, including PCs, laptops,
  printers, cameras, toasters, blenders,
  and stereos.
Home Depot, Inc.                                       50,000         2,656,250
  A chain of do-it-yourself warehouse
  style stores.
Lowes Companies                                        80,000         2,890,000
  Operator of discount stores that cater
  to home building and the home
  improvement market.
Melville Corp.                                         80,000         3,380,000
  Owns CVS drugstores. It also provides
  pharmacy services and managed-care drug
  programs through PharmaCare Management
  Services.
                                                                   ------------
                                                                   $ 12,076,250
                                                                   ------------
SEMICONDUCTORS - 6.1%
Intel Corp.                                            60,000      $  4,788,750
  A manufacturer of semiconductors and
  other microcomputer components and
  systems which comprise the heart of the
  personal computer.
MEMC Electronic Materials, Inc.*                      120,000      $  4,230,000
  Worldwide producer of silicon wafers
  used in the production of
  semiconductors.
                                                                   ------------
                                                                   $  9,018,750
                                                                   ------------
TRANSPORTATION - 1.7%
Southwest Airlines Co.                                110,000      $  2,516,250
  Discount airline expanding throughout                            ------------
  the U.S.
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $106,799,647)                              $137,205,053
                                                                   ------------
-------------------------------------------------------------------------------
                          SHORT-TERM OBLIGATIONS - 5.4%
-------------------------------------------------------------------------------
                                              FACE AMOUNT
                                            (000'S OMITTED)
-------------------------------------------------------------------------------
American Express Credit Corp.,                  $ 4,000            $  3,998,827
  5.28s, 9/3/96
Associates Corp. of North America,                3,982               3,980,827
  5.30s, 9/3/96
                                                                   ------------
    TOTAL SHORT-TERM OBLIGATIONS, AT
      AMORTIZED COST                                               $  7,979,654
                                                                   ------------
    TOTAL INVESTMENTS - 98.9%
      (IDENTIFIED COST, $114,779,301)                              $145,184,707

    OTHER ASSETS, LESS LIABILITIES  - 1.1%                         $  1,547,183
                                                                   ------------
    NET ASSETS - 100%                                              $146,731,890
                                                                   ============
*Non-income producing security.
+ADR - American Depository Receipt.



     The accompanying notes are an integral part of the financial statements

                               FINANCIAL STATEMENTS

                       STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                               August 31, 1996
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
     $114,779,301)                                              $145,184,707
  Cash                                                                 3,312
  Foreign currency, at value (cost, $54,291)                          55,451
  Receivable for investments sold                                  3,828,459
  Dividends receivable                                               168,672
  Deferred organization expenses (Note 1D)                             9,540
  Other receivables                                                   18,490
                                                                ------------
      Total assets                                              $149,268,631

LIABILITIES:
  Payable for investments purchased                 $2,517,055
  Payable to affiliate --
    Trustees' fee                                          730
  Accrued expenses                                      18,956
                                                    ----------
      Total liabilities                                            2,536,741
                                                                ------------
NET ASSETS applicable to investors' interest in Portfolio       $146,731,890
                                                                ============

SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $116,325,076
  Unrealized appreciation of investments and
    foreign currency (computed on the basis of
    identified cost)                                              30,406,814
                                                                ------------
      Total                                                     $146,731,890
                                                                ============





   The accompanying notes are an integral part of the financial statements

                           STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
                      For the year ended August 31, 1996
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of withholding tax of $30,981)                 $ 1,765,188
    Interest                                                          314,006
                                                                  -----------
      Total income                                                $ 2,079,194
  Expenses --
    Investment adviser fee (Note 2)                 $   897,686
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)          5,765
    Custodian fee                                        87,366
    Legal and accounting services                        34,869
    Amortization of organization expenses (Note 1C)       3,294
    Miscellaneous                                         4,619
                                                    -----------
      Total expenses                                                1,033,599
                                                                  -----------
        Net investment income                                     $ 1,045,595

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investment transactions
    (identified cost basis)                         $15,075,037
  Change in unrealized appreciation of investments    4,390,133
                                                    -----------
      Net realized and unrealized gain on
        investments and foreign currency                          $19,465,170
                                                                  -----------
        Net increase in net assets from operations                $20,510,765
                                                                  ===========


   The accompanying notes are an integral part of the financial statements

                       STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                  YEAR ENDED AUGUST 31,
                                          ------------------------------------
                                               1996               1995
                                              ------             ------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                 $  1,045,595       $    846,704
    Net realized gain on investment
      transactions                          15,075,037          1,358,348
    Change in unrealized
      appreciation of investments            4,390,133         16,976,967
                                          ------------       ------------
      Net increase in net assets
        from operations                   $ 20,510,765       $ 19,182,019
                                          ------------       ------------
  Capital transactions --
    Contributions                         $ 12,571,319       $ 48,765,499
    Withdrawals                            (20,352,794)       (65,480,787)
                                          ------------       ------------
      Decrease in net assets
        resulting from capital
        transactions                      $ (7,781,475)      $(16,715,288)
                                          ------------       ------------

        Total increase in net assets      $ 12,729,290       $  2,466,731
NET ASSETS:
  At beginning of year                     134,002,600        131,535,869
                                          ------------       ------------
  At end of year                          $146,731,890       $134,002,600
                                          ============       ============

-------------------------------------------------------------------------------
                               SUPPLEMENTARY DATA
-------------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                          -------------------------------------
                                              1996         1995         1994*
                                             ------       ------       --------
RATIOS (As a percentage of average
  daily net assets):
    Expenses                                  0.72%        0.73%        0.73%+
    Net investment income                     0.73%        0.67%        0.66%+

PORTFOLIO TURNOVER                              62%          84%           4%

AVERAGE COMMISSION RATE PAID**             $0.0595          --             --


 +Computed on an annualized basis.
 *For the period from the start of business, August 2, 1994, to August 31, 1994. **Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 1996

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified open-end investment company which was organized as a trust under the laws of the State of New York on August 2, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or on the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations are valued at amortized cost, which approximates value. Foreign securities held by the Portfolio are valued in U.S. dollars at the current exchange rate.

B. INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. EXPENSE REDUCTION -- The Portfolio has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custody fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis.

F. USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.
------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the year ended August 31, 1996, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $897,686. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 1996 no significant amounts have been deferred.
------------------------------------------------------------------------------
(3) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $84,757,949 and $99,136,218, respectively.
------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at August 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $114,779,301
                                                                 ============
Gross unrealized appreciation                                    $ 32,683,716
Gross unrealized depreciation                                      (2,276,902)
                                                                  -----------
    Net unrealized appreciation                                  $ 30,406,814
                                                                 ============
------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year. At August 31, 1996, the Fund did not have an outstanding balance pursuant to the line of credit.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE TRUSTEES AND INVESTORS OF
GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio, including the portfolio of investments, as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the two years in the period then ended and for the period from August 2, 1994 (start of business) to August 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclo~ sures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the two years in the period then ended, and for the period from August 2, 1994 (start of business) to August 31, 1994, in conformity with generally accepted accounting principles.

                                                   COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
SEPTEMBER 30, 1996

                   INVESTMENT MANAGEMENT FOR GROWTH PORTFOLIO



OFFICERS                INDEPENDENT TRUSTEES
JAMES B. HAWKES         DONALD R. DWIGHT
President, Trustee      President, Dwight Partners, Inc.
M. DOZIER GARDNER       Chairman, Newspapers of
Vice President,         New England, Inc.
THOMAS E. FAUST, JR.    SAMUEL L. HAYES, III
Vice President and      Jacob H. Schiff Professor of
Portfolio Manager       Investment Banking, Harvard
JAMES L. O'CONNOR       University Graduate School of
Treasurer               Business Administration
THOMAS OTIS             NORTON H. REAMER
Secretary               President and Director, United Asset
                        Management Corporation
                        JOHN L. THORNDIKE
                        Vice President and Director,
                        Fiduciary Company Incorporated
                        JACK L. TREYNOR
                        Investment Adviser and Consultant